Note 4 - Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Balance beginning of the year		$ 23,836	$ 22,185
Balance end of the year		25,907	23,836
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Balance beginning of the year	[1]	(2)	(15)
Other comprehensive income before reclassifications	[1]	19	13
Amount reclassified from accumulated other comprehensive income (loss)	[1]	3
Total other comprehensive income	[1]	22	13
Reclassification of certain income tax effects from accumulated other comprehensive income	[1]
Balance end of the year	[1]	$ 20	$ (2)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.